Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	2.25%	0.16%	1.59%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent	[1]	2.01%	(0.10%)	1.33%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%

[1]	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.